Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Credit Cards (Detail) - Retail [member] - Credit cards [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 893	$ 875
Provision for credit losses
Model changes		(2)
Originations	13	10
Maturities	(39)	(34)
Changes in risk, parameters and exposures	662	374
Write-offs	(650)	(503)
Recoveries	190	171
Exchange rate and other		2
Balance at end of period	1,069	893
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	177	233
Provision for credit losses
Model changes		(2)
Transfers to Stage 1	539	495
Transfers to Stage 2	(101)	(95)
Transfers to Stage 3	(2)	(2)
Originations	13	10
Maturities	(6)	(5)
Changes in risk, parameters and exposures	(417)	(458)
Exchange rate and other		1
Balance at end of period	203	177
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	716	642
Provision for credit losses
Transfers to Stage 1	(539)	(495)
Transfers to Stage 2	101	95
Transfers to Stage 3	(394)	(325)
Maturities	(33)	(29)
Changes in risk, parameters and exposures	1,015	826
Exchange rate and other		2
Balance at end of period	866	716
Impaired Stage three [member]
Provision for credit losses
Transfers to Stage 3	396	327
Changes in risk, parameters and exposures	64	6
Write-offs	(650)	(503)
Recoveries	$ 190	171
Exchange rate and other		$ (1)